Investments and Restricted Cash and Investments Investments and Restricted Cash and Investments (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments, Including Equity Method And Restricted Cash And Investments [Line Items]
Decommissioning Fund Investments, Fair Value	$ 429	$ 424
Life Insurance, Corporate or Bank Owned, Amount	175	175
Available-for-sale Securities, Equity Securities	26	26
Other Investments	4	0
Investments, including equity method and restricted cash and investments, noncurrent	$ 634	$ 625
Domestic Equity Securities [Member]
Investments, Including Equity Method And Restricted Cash And Investments [Line Items]
Nuclear Decommissioning Trust Fund Ownership Percentage	56.00%	56.00%
US Government Corporations and Agencies Securities [Member]
Investments, Including Equity Method And Restricted Cash And Investments [Line Items]
Nuclear Decommissioning Trust Fund Ownership Percentage	31.00%	32.00%
Domestic Corporate Debt Securities [Member]
Investments, Including Equity Method And Restricted Cash And Investments [Line Items]
Nuclear Decommissioning Trust Fund Ownership Percentage	9.00%	9.00%
Other Securities [Member]
Investments, Including Equity Method And Restricted Cash And Investments [Line Items]
Nuclear Decommissioning Trust Fund Ownership Percentage	4.00%	3.00%
Auction Rate Securities [Member]
Investments, Including Equity Method And Restricted Cash And Investments [Line Items]
Available-for-sale Debt Securities, Amortized Cost Basis	$ 35	$ 35
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	3
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	$ 3	$ 3
Minimum [Member] | Auction Rate Securities [Member]
Investments, Including Equity Method And Restricted Cash And Investments [Line Items]
Available-for-Sale Securities, Remaining Maturity	2 years
Maximum [Member] | Auction Rate Securities [Member]
Investments, Including Equity Method And Restricted Cash And Investments [Line Items]
Available-for-Sale Securities, Remaining Maturity	20 years